Commitments and Contingencies - Additional Information - Class Action Complaint (Detail) - $ / shares	1 Months Ended	3 Months Ended	12 Months Ended
	Dec. 31, 2015	Sep. 30, 2015	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Loss Contingencies [Line Items]
Quarterly dividend			$ 1.7325	$ 1.2650	$ 1.2650
Class Action Complaint [Member]
Loss Contingencies [Line Items]
Quarterly dividend	$ 0.055	$ 0.550